Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
Time deposits	$ 68,719	$ 98,934
Brokered deposits	$ 32,095	$ 53,925